Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Net deferred tax assets and liabilities [abstract]
Schedule of Provision for Income Taxes

The provision for income taxes differs from that which would be expected by applying statutory Canadian income tax rates.

A reconciliation of the difference for the years ended December 31, is as follows:

	2024	2023
Earnings before income taxes	$154,559	$265,779
Federal and provincial statutory rates	24%	24%
Tax at statutory rates	$37,094	$63,787
Adjusted for the effect of:
Non-deductible expenses	4,422	2,426
Non-taxable capital gains	(367)	(2,551)
Gain on acquisition	—	(6,222)
Impact of foreign tax rates	(895)	(2,450)
Withholding taxes	356	337
Taxes related to prior years	(3,036)	(4,945)
Tax assets not recognized	5,655	8,629
Deferred tax assets recognized	—	(82,476)
Income tax expense (recovery)	$43,229	$(23,465)

Summary of Net Deferred Tax Liability

The net deferred tax liability is comprised of the tax effect of the following temporary differences. Prior period amounts have been reclassified to reflect changes in the presentation of the valuation allowance for temporary differences in tax jurisdictions:

	2024	2023
Deferred Tax Liabilities:
Property, plant and equipment and intangibles	$212,545	$211,183
Other	83	17
	212,628	211,200
Offsetting of assets	(165,177)	(137,685)
	$47,451	$73,515

Deferred Tax Assets:
Losses (expire from time to time)	$141,275	$206,348
Long-term incentive plan	12,810	15,320
Other	4,386	6,767
	158,471	228,435
Offsetting of liabilities	(151,912)	(154,773)
	$6,559	$73,662
Net Deferred Tax Liability	$40,892	$(147)

Summary of Deferred Tax Asset Not Recognized	Accordingly, the Corporation has not recognized a deferred tax asset for the following items:

	2024	2023
Tax losses (Capital)	$17,692	$17,247
Tax losses (Income)	28,517	23,446
Deductible temporary differences	8,663	5,246
Total	$54,872	$45,939

Summary of Movement in Temporary Differences of Deferred Tax Liabilities

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2022	$228,005	$21,768	$—	$(198,461)	$—	$(15,765)	$(7,056)	$28,491
Recognized in net earnings	125,195	(21,768)	5,816	(127,433)	928	(6,002)	(4,695)	(27,959)
Acquisition	9,865	—	694	(9,358)	—	—	(237)	964
Foreign exchange	(4,895)	—	—	3,060	—	169	23	(1,643)
Balance, December 31, 2023	$358,170	$—	$6,510	$(332,192)	$928	$(21,598)	$(11,965)	$(147)
Recognized in net earnings	(18,441)	—	(486)	45,831	(341)	5,122	4,074	35,759
Recognized in other comprehensive income	—	—	—	(750)	—	—	—	(750)
Foreign exchange	18,186	—	4	(11,288)	—	(423)	(449)	6,030
Balance, December 31, 2024	$357,915	$—	$6,028	$(298,399)	$587	$(16,899)	$(8,340)	$40,892